Geographic information (Tables)	6 Months Ended
Jun. 30, 2024
Geographic Areas [Abstract]
Disclosure of Revenue from external customers and non-current assets by geographical location
The following tables show the breakdown of the Group’s revenue from external customers and non-current assets by geographical location where the Polestar company recognizing the revenue is located:

	For the six months ended June 30,
Revenue	2024	2023
		(Restated)
United Kingdom	143,916	286,812
Sweden	141,365	169,416
USA	128,202	225,002
Germany	75,410	118,961
China	66,469	19,848
Norway	56,162	32,024
Belgium	46,981	47,490
Netherlands	42,456	50,171
Canada	41,413	62,130
Denmark	41,172	27,836
Australia	36,786	48,163
Korea	13,908	19,469
Switzerland	12,973	19,290
Finland	12,656	24,184
Italy	4,118	28,051
Other regions[1]	41,826	58,788
Total	$905,813	$1,237,635
1 - Revenue: Other regions primarily consist of Spain, Austria, and Luxembourg in June 2024.Other regions primarily consist of Austria, Spain and Ireland in 2023.

	As of June 30, 2024	As of December, 31, 2023
Non-current assets[2]
Sweden	1,295,171	1,239,023
China	513,455	448,361
United Kingdom	36,439	32,342
Germany	36,233	27,058
USA	149,354	5,017
Other regions[3]	43,823	45,726
Total	$2,074,475	$1,797,527
2 - Non-current assets: excludes financial assets, Deferred tax assets, Other non-current assets, and Other investments.
3 - Other regions primarily consist of Belgium, Australia, and Switzerland in June 2024 and Switzerland, Australia, and Belgium and Spain in 2023